Related Party Transactions - Summary of Related Party Transactions (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 01, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 29, 2019 USD ($)	Mar. 28, 2019 USD ($)
Related Party Transaction [Line Items]
Other income related party		¥ 152	$ 22	¥ 199	¥ (887)
Sublease Income				187
Yusheng Han
Related Party Transaction [Line Items]
Debt Instrument Face Amount | $						$ 5,500
Debt instrument interest rate						4.50%
Shaokun Chuai
Related Party Transaction [Line Items]
Debt Instrument Face Amount | $							$ 2,500
Debt instrument interest rate							4.50%
Guangzhou Burning Rock Biological Engineering Co., Ltd
Related Party Transaction [Line Items]
Total Contract Amount of Equipment Usage Service Related Party	¥ 997
Other income related party				¥ 441
Guangzhou Burning Rock Biological Engineering Co., Ltd | Office Sublease Agreement [Member]
Related Party Transaction [Line Items]
Sublease Income	¥ 97